Summary of Concentration Risks (Details) - Loans Receivable [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Highest Concentration Risk [Member]
Product Information [Line Items]
Borrower City	Pittsburgh, PA	Pittsburgh, PA
Percent of Loan Commitments	29.00%	27.00%
Second Highest Concentration Risk [Member]
Product Information [Line Items]
Borrower City	Cape Coral, FL	Cape Coral, FL
Percent of Loan Commitments	7.00%	9.00%
Third Highest Concentration Risk [Member]
Product Information [Line Items]
Borrower City	Palm Bay, FL	Orlando, FL
Percent of Loan Commitments	6.00%	7.00%